Stockholders' Equity (Deficit) - Schedule of Warrants Purchase Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 31.26
Number of warrants outstanding (in Dollars) | $	$ 40,767
Weighted average remaining contractual life (years)	1 year 11 months 12 days
Weighted average exercise price of outstanding warrants	$ 31.26
Number of warrants exercisable (in Shares) | shares	40,767
Weighted average exercise price of exercisable warrants	$ 31.26
Range of exercise price $25.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 25
Number of warrants outstanding (in Dollars) | $	$ 7,717
Weighted average remaining contractual life (years)	2 years 14 days
Weighted average exercise price of outstanding warrants	$ 25
Number of warrants exercisable (in Shares) | shares	7,717
Weighted average exercise price of exercisable warrants	$ 25
Range of exercise price $37.50 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise prices	$ 37.5
Number of warrants outstanding (in Dollars) | $	$ 33,050
Weighted average remaining contractual life (years)	1 year 11 months 4 days
Weighted average exercise price of outstanding warrants	$ 37.5
Number of warrants exercisable (in Shares) | shares	33,050
Weighted average exercise price of exercisable warrants	$ 37.5